UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06515

Morgan Stanley Global Fixed Income Opportunities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments • July 31, 2018 (unaudited)

	PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE

		Corporate Bonds (38.1%)
		Australia (2.0%)
		Basic Materials
	$1,275	Newcastle Coal Infrastructure Group Pty Ltd. (a)	4.40%	09/29/27	$1,168,000
		Consumer, Non-Cyclical
	950	Transurban Finance Co., Pty Ltd. (a)	3.375	03/22/27	872,128
	1,550	Woolworths Group Ltd. (a)	4.00	09/22/20	1,561,436
					2,433,564
		Energy
	1,200	APT Pipelines Ltd. (a)	4.20	03/23/25	1,184,807
		Finance
EUR	1,800	Commonwealth Bank of Australia	2.00	04/22/27	2,148,446
	$1,375	Macquarie Group Ltd. (a)	4.15	03/27/24	1,365,231
					3,513,677
		Industrials
EUR	1,850	Aurizon Network Pty Ltd.	3.125	06/01/26	2,361,317
		Total Australia			10,661,365

		Austria (0.1%)
		Finance
	600	Vienna Insurance Group AG Wiener Versicherung Gruppe	5.50	10/09/43	814,665

		Belgium (0.4%)
		Basic Materials
	1,000	Solvay Finance SA	5.118	(b)	1,279,497
	700	Solvay Finance SA	5.425	(b)	920,155
		Total Belgium			2,199,652

		Brazil (0.5%)
		Consumer, Non-Cyclical
	$1,225	Minerva Luxembourg SA (a)	5.875	01/19/28	1,082,594
		Finance
	450	Banco Daycoval SA (a)	5.75	03/19/19	453,660
	1,100	Itau Unibanco Holding SA (a)(c)	6.50	(b)	1,067,286
					1,520,946
		Total Brazil			2,603,540

		Canada (1.0%)
		Basic Materials
	1,210	Eldorado Gold Corp. (a)	6.125	12/15/20	1,185,800
	1,000	IAMGOLD Corp. (a)	7.00	04/15/25	1,026,000
					2,211,800
		Consumer, Cyclical
	250	Mattamy Group Corp. (a)	6.50	10/01/25	245,000
		Energy
	1,425	Baytex Energy Corp. (a)	5.125	06/01/21	1,385,813
	1,400	Cenovus Energy, Inc.	4.25	04/15/27	1,360,923
					2,746,736
		Total Canada			5,203,536

		Chile (0.4%)
		Consumer, Non-Cyclical
800		Cencosud SA (a)(c)	6.625		02/12/45	815,385
		Energy
1,300		Geopark Ltd. (a)	6.50		09/21/24	1,287,546
		Total Chile				2,102,931

		China (0.8%)
		Basic Materials
575		Syngenta Finance N.V. (a)	4.441		04/24/23	573,989
		Communications
630		Baidu, Inc.	2.875		07/06/22	606,961
2,100		Tencent Holdings Ltd. (a)	3.595		01/19/28	2,005,103
						2,612,064
		Energy
1,000		Moss Creek Resources Holdings, Inc. (a)	7.50		01/15/26	978,750
		Total China				4,164,803

		France (2.0%)
		Communications
500		SFR Group SA (a)	6.00		05/15/22	515,975
		Consumer, Non-Cyclical
EUR	500	Eurofins Scientific SE	4.875		(b)	620,344
950		Europcar Mobility Group	4.125		11/15/24	1,102,362
						1,722,706
		Energy
400		TOTAL SA	2.708		(b)	490,755
250		TOTAL SA	3.875		(b)	320,006
$600		TOTAL SA, Series FP	0.50		12/02/22	686,250
						1,497,011
		Finance
875		BPCE SA (a)	5.15		07/21/24	896,047
EUR	2,000	Credit Agricole Assurances SA	4.50		(b)	2,545,087
						3,441,134
		Industrials
1,300		Airbus SE, Series AIR	0.00	(d)	07/01/22	1,883,472
1,000		Safran SA, Series SAF	0.00	(d)	12/31/20	1,279,257
						3,162,729
		Utilities
500		Electricite de France SA	5.00		(b)	625,565
		Total France				10,965,120

		Germany (2.2%)
		Basic Materials
$1,250		BASF SE, Series BAS	0.925		03/09/23	1,175,000
		Communications
EUR	800	Unitymedia Hessen GmbH & Co., KG/Unitymedia NRW GmbH	4.00		01/15/25	982,698
		Consumer, Cyclical
500		Volkswagen International Finance N.V.	4.625		(b)	621,768
		Consumer, Non-Cyclical
900		Fresenius SE & Co. KGaA, Series FREG	0.00	(d)	01/31/24	1,070,832
		Finance
$2,550		Deutsche Bank AG	2.70		07/13/20	2,493,232
2,625		Deutsche Bank AG	3.15		01/22/21	2,564,061
EUR	1,100	Vonovia Finance BV	4.625		04/08/74	1,323,289
						6,380,582

		Industrials
900		Deutsche Post AG, Series DPW	0.05		06/30/25	1,030,051
		Utilities
GBP	500	RWE AG	7.00		(b)	676,793
		Total Germany				11,937,724

		India (0.4%)
		Energy
$2,060		ONGC Videsh Vankorneft Pte Ltd.	3.75		07/27/26	1,927,509

		Ireland (0.2%)
		Industrials
1,000		Park Aerospace Holdings Ltd. (a)	5.25		08/15/22	1,003,750

		Israel (0.3%)
		Consumer, Non-Cyclical
175		Teva Pharmaceutical Finance Netherlands III BV	2.80		07/21/23	158,330
1,325		Teva Pharmaceutical Finance Netherlands III BV (c)	6.75		03/01/28	1,415,938
		Total Israel				1,574,268

		Italy (0.6%)
		Communications
EUR	415	Telecom Italia Finance SA	7.75		01/24/33	672,970
		Finance
1,100		Assicurazioni Generali SpA	10.125		07/10/42	1,648,858
$1,000		Intesa Sanpaolo SpA (a)	6.50		02/24/21	1,040,795
						2,689,653
		Total Italy				3,362,623

		Jamaica (0.2%)
		Communications
1,000		Digicel Ltd. (c)	6.00		04/15/21	928,750

		Japan (0.2%)
		Consumer, Cyclical
JPY	100,000	Sony Corp., Series 6	0.00	(d)	09/30/22	1,186,111

		Jersey (0.1%)
		Finance
GBP	400	Derwent London Capital No. 2 Jersey Ltd., Series DLN	1.125		07/24/19	558,307

		Kazakhstan (0.2%)
		Energy
$775		Nostrum Oil & Gas Finance BV (a)	7.00		02/16/25	685,488
510		Nostrum Oil & Gas Finance BV	8.00		07/25/22	486,837
		Total Kazakhstan				1,172,325

		Luxembourg (0.2%)
		Communications
EUR	900	Altice Luxembourg SA	7.25		05/15/22	1,081,430

		Mexico (0.2%)
		Basic Materials
$1,382		Mexichem SAB de CV (a)	5.50		01/15/48	1,298,942

		Netherlands (1.3%)
		Finance
EUR	1,400	ASR Nederland N.V.	5.00		(b)	1,802,940
1,825		Cooperatieve Rabobank UA	5.50		(b)	2,297,480
$1,325		ING Bank N.V. (a)	5.80		09/25/23	1,414,366
EUR	1,200	NN Group	4.50		(b)	1,499,719
		Total Netherlands				7,014,505

		Portugal (0.2%)
		Utilities
1,000		EDP - Energias de Portugal SA	5.375		09/16/75	1,276,523

		Spain (1.7%)
		Communications
$875		Telefonica Emisiones SAU	4.103		03/08/27	857,072
EUR	700	Telefonica Europe BV	5.875		(b)	914,120
						1,771,192
		Energy
500		Repsol International Finance BV	4.50		03/25/75	631,157
		Finance
1,000		Banco Bilbao Vizcaya Argentaria SA	6.75		(b)	1,233,612
1,500		Banco Santander SA	3.125		01/19/27	1,831,714
900		Banco Santander SA	6.25		(b)	1,072,996
$800		Banco Santander SA	6.375		(b)	803,632
						4,941,954
		Utilities
EUR	500	Gas Natural Fenosa Finance BV	3.375		(b)	587,546
1,200		IE2 Holdco SAU	2.875		06/01/26	1,507,334
						2,094,880
		Total Spain				9,439,183

		Sweden (0.4%)
		Diversified
SEK	12,000	Industrivarden AB, Series ICA	0.00	(d)	05/15/19	1,447,558
		Finance
EUR	700	Intrum AB	3.125		07/15/24	775,672
		Total Sweden				2,223,230

		Switzerland (0.8%)
		Basic Materials
$1,600		Glencore Funding LLC (a)	3.875		10/27/27	1,487,840
800		Glencore Funding LLC, Series GLEN	0.00	(d)	03/27/25	723,000
						2,210,840
		Finance
1,125		Credit Suisse Group Funding Guernsey Ltd.	4.55		04/17/26	1,141,891
950		UBS AG	5.125		05/15/24	959,500
						2,101,391
		Total Switzerland				4,312,231

		Taiwan (0.4%)
		Technology
1,600		United Microelectronics Corp.	0.00	(d)	05/18/20	1,932,000

		United Kingdom (3.4%)
		Communications
EUR	750	Vodafone Group PLC	2.20		08/25/26	932,041
$1,375		Vodafone Group PLC	4.375		05/30/28	1,379,097
						2,311,138
		Consumer, Cyclical
EUR	1,500	International Consolidated Airlines Group SA, Series IAG	0.625		11/17/22	1,721,137
850		International Game Technology PLC	4.75		02/15/23	1,080,063
GBP	750	Jaguar Land Rover Automotive PLC	3.875		03/01/23	948,727
500		John Lewis PLC	4.25		12/18/34	648,058
						4,397,985
		Consumer, Non-Cyclical
1,000		J Sainsbury PLC, Series SBRY	1.25		11/21/19	1,493,025

		Finance
EUR	1,600	Aviva PLC	3.875		07/03/44	2,027,144
$1,475		HSBC Holdings PLC	3.95		05/18/24	1,474,769
	1,000	HSBC Holdings PLC	4.375		11/23/26	993,270
	1,825	Lloyds Banking Group PLC	4.375		03/22/28	1,804,363
EUR	900	Lloyds Banking Group PLC	6.375		(b)	1,128,841
GBP	500	Nationwide Building Society	6.875		(b)	677,515
$1,425		Santander UK PLC (a)	5.00		11/07/23	1,448,920
						9,554,822
		Utilities
GBP	750	NGG Finance PLC	5.625		06/18/73	1,083,838
		Total United Kingdom				18,840,808

		United States (17.7%)
		Communications
$2,500		AT&T, Inc.	4.25		03/01/27	2,478,351
	1,100	Booking Holdings, Inc. (c)	0.90		09/15/21	1,307,211
	2,493	Charter Communications Operating LLC/Charter Communications Operating Capital	4.20		03/15/28	2,386,910
	900	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908		07/23/25	916,932
	750	CSC Holdings LLC (c)	5.25		06/01/24	723,750
	1,475	Finisar Corp.	0.50		12/15/36	1,332,065
	700	Gray Television, Inc. (a)	5.125		10/15/24	673,750
	1,000	MDC Partners, Inc. (a)	6.50		05/01/24	887,500
	1,625	Palo Alto Networks, Inc. (a)	0.75		07/01/23	1,603,938
	500	Sprint Capital Corp.	6.875		11/15/28	482,500
	2,700	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	4.738		09/20/29	2,686,500
	514	Symantec Corp. (a)	5.00		04/15/25	508,085
						15,987,492
		Consumer, Cyclical
	927	American Axle & Manufacturing, Inc. (c)	6.50		04/01/27	904,984
	1,000	Century Communities, Inc.	5.875		07/15/25	945,000
	785	Ferrellgas LP/Ferrellgas Finance Corp.	6.75		01/15/22	706,500
	1,875	General Motors Financial Co., Inc.	4.30		07/13/25	1,846,472
	500	Global Partners LP/GLP Finance Corp.	6.25		07/15/22	487,500
	425	Global Partners LP/GLP Finance Corp.	7.00		06/15/23	423,938
	982	Hanesbrands, Inc. (a)	4.875		05/15/26	953,767
	1,100	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. (a)	6.75		11/15/21	1,138,500
	1,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)	5.25		06/01/26	984,690
	3,904	Resort at Summerlin LP, Series B (e)(f)(g)(h)(i)(j)	13.00		12/15/07	0
	1,000	Rite Aid Corp. (a)	6.125		04/01/23	1,010,000
	1,050	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (a)	6.125		08/15/21	1,046,062
	600	Sonic Automotive, Inc.	5.00		05/15/23	568,500
	750	Speedway Motorsports, Inc.	5.125		02/01/23	740,625
	975	Wolverine World Wide, Inc. (a)	5.00		09/01/26	928,687
						12,685,225
		Consumer, Non-Cyclical
	1,200	Acadia Healthcare Co., Inc.	5.125		07/01/22	1,194,000
	1,150	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (c)	5.50		04/01/23	1,137,062
	1,525	Becton Dickinson and Co.	2.894		06/06/22	1,482,056
	1,125	CVS Health Corp.	3.70		03/09/23	1,119,893
	1,000	DexCom, Inc.	0.75		05/15/22	1,161,768
	1,000	HCA, Inc.	4.50		02/15/27	975,000
	975	Illumina, Inc.	0.00	(d)	06/15/19	1,270,739
	1,050	Intercept Pharmaceuticals, Inc.	3.25		07/01/23	931,176
	950	Ionis Pharmaceuticals, Inc.	1.00		11/15/21	945,676

	925	Jazz Investments I Ltd.	1.875		08/15/21	1,001,943
	1,350	Keurig Dr. Pepper, Inc. (a)(c)	4.597		05/25/28	1,380,590
	750	Lamb Weston Holdings, Inc. (a)	4.875		11/01/26	739,688
	850	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)(c)	4.875		04/15/20	843,625
	800	Tenet Healthcare Corp.	5.125		05/01/25	777,228
						14,960,444
		Energy
	1,350	Concho Resources, Inc.	4.30		08/15/28	1,354,267
	750	Rockies Express Pipeline LLC (a)	6.875		04/15/40	873,750
	1,700	Sabine Pass Liquefaction LLC	4.20		03/15/28	1,669,176
	1,250	SemGroup Corp./Rose Rock Finance Corp.	5.625		11/15/23	1,200,000
	1,070	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (a)	5.50		09/15/24	1,102,100
						6,199,293
		Finance
	375	Bank of America Corp.	6.11		01/29/37	440,753
	2,425	Bank of America Corp., MTN	4.25		10/22/26	2,405,686
	1,450	Brighthouse Financial, Inc., Series WI	3.70		06/22/27	1,321,654
EUR	500	BWAY Holding Co. (a)	4.75		04/15/24	587,902
$2,000		Capital One Financial Corp.	2.50		05/12/20	1,974,454
	3,000	Citigroup, Inc.	3.887		01/10/28	2,917,417
	925	Citigroup, Inc.	5.50		09/13/25	984,768
	1,375	Colony Capital, Inc.	5.00		04/15/23	1,309,687
	2,000	Discover Financial Services	3.75		03/04/25	1,917,638
	775	Extra Space Storage LP (a)	3.125		10/01/35	857,735
	1,330	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,629,177
	1,125	Hunt Cos., Inc. (a)	6.25		02/15/26	1,046,250
	1,050	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.75		02/01/24	1,072,313
	500	iStar, Inc.	6.50		07/01/21	511,250
	1,000	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	6.875		04/15/22	1,012,670
	1,825	JPMorgan Chase & Co.	4.125		12/15/26	1,813,843
	999	Kennedy-Wilson, Inc.	5.875		04/01/24	979,020
	1,000	Lions Gate Capital Holdings LLC (a)	5.875		11/01/24	1,027,500
	525	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. (a)	6.375		12/15/22	535,500
	1,000	Post Holdings, Inc. (a)	5.00		08/15/26	945,000
EUR	350	Prologis Euro Finance LLC (k)	1.875		01/05/29	409,924
$750		Provident Funding Associates LP/PFG Finance Corp. (a)	6.375		06/15/25	733,913
	1,075	Synchrony Bank	3.65		05/24/21	1,065,463
	1,525	Synchrony Financial	3.95		12/01/27	1,386,590
						28,886,107
		Industrials
	600	CTP Transportation Products LLC/CTP Finance, Inc. (a)	8.25		12/15/19	603,000
	1,350	General Electric Co., Series D (c)	5.00		(b)	1,330,236
	705	Kenan Advantage Group, Inc. (The) (a)	7.875		07/31/23	722,625
	1,250	SBA Communications Corp.	4.875		09/01/24	1,212,500
	500	Standard Industries, Inc. (a)	5.375		11/15/24	497,650
	600	Summit Materials LLC/Summit Materials Finance Corp.	6.125		07/15/23	612,000
	700	XPO Logistics, Inc. (a)	6.125		09/01/23	721,875
						5,699,886
		Technology
	800	Akamai Technologies, Inc.	0.00	(d)	02/15/19	803,862
	1,000	Allscripts Healthcare Solutions, Inc.	1.25		07/01/20	1,027,745
	2,625	Dell International LLC/EMC Corp. (a)	3.48		06/01/19	2,634,115
	1,000	First Data Corp. (a)	5.75		01/15/24	1,026,450
EUR	900	IQVIA, Inc.	3.25		03/15/25	1,058,865

$1,275		Nuance Communications, Inc.	1.00	12/15/35	1,154,052
1,375		Verint Systems, Inc.	1.50	06/01/21	1,364,309
1,775		Western Digital Corp. (a)(c)	1.50	02/01/24	1,741,554
					10,810,952
		Utilities
750		Calpine Corp. (c)	5.75	01/15/25	691,875
1,000		NRG Energy, Inc.	6.625	01/15/27	1,035,000
					1,726,875
		Total United States			96,956,274

		Zambia (0.2%)
		Basic Materials
1,350		First Quantum Minerals Ltd. (a)	7.50	04/01/25	1,363,500
		Total Corporate Bonds (Cost $211,040,674)			208,105,605

		Sovereign (18.4%)
		Argentina (1.1%)
1,200		Argentine Republic Government International Bond	6.875	01/11/48	946,812
2,000		Argentine Republic Government International Bond	7.50	04/22/26	1,912,500
1,800		Provincia de Buenos Aires	7.875	06/15/27	1,602,018
1,800		Provincia de Entre Rios Argentina (a)	8.75	02/08/25	1,550,268
		Total Argentina			6,011,598

		Bermuda (0.1%)
530		Bermuda Government International Bond (a)(c)	4.854	02/06/24	551,799

		Brazil (0.9%)
BRL	19,500	Brazil Notas do Tesouro Nacional, Series F	10.00	01/01/27	4,917,248

		Cyprus (0.6%)
EUR	2,445	Cyprus Government International Bond	3.875	05/06/22	3,122,952
210		Cyprus Government International Bond	4.25	11/04/25	279,617
		Total Cyprus			3,402,569

		Egypt (0.5%)
1,000		Egypt Government International Bond (a)	4.75	04/16/26	1,149,339
$800		Egypt Government International Bond (a)(c)	7.50	01/31/27	835,504
890		Egypt Government International Bond (a)	7.903	02/21/48	886,451
		Total Egypt			2,871,294

		Greece (0.9%)
EUR	1,300	Hellenic Republic Government Bond	3.90	01/30/33	1,419,135
2,700		Hellenic Republic Government Bond (a)	4.375	08/01/22	3,333,261
		Total Greece			4,752,396

		Hungary (0.2%)
HUF	327,850	Hungary Government Bond	1.75	10/26/22	1,181,081

		India (0.4%)
$2,000		Export-Import Bank of India (a)	3.875	02/01/28	1,892,078

		Indonesia (1.5%)
1,700		Indonesia Government International Bond (a)	5.875	01/15/24	1,844,428
IDR	76,848,000	Indonesia Treasury Bond	9.00	03/15/29	5,694,794
$640		Perusahaan Listrik Negara PT (a)	6.15	05/21/48	683,877
		Total Indonesia			8,223,099

		Kazakhstan (0.2%)
1,080		KazMunayGas National Co., JSC (a)	6.375	10/24/48	1,132,326

		Mexico (2.7%)
MXN	96,000	Mexican Bonos, Series M	6.50	06/10/21	4,979,829
86,000		Mexican Bonos, Series M	7.50	06/03/27	4,539,908
74,000		Mexican Bonos, Series M	8.00	12/07/23	4,017,923
$1,400		Petroleos Mexicanos	4.875	01/18/24	1,386,000
		Total Mexico			14,923,660

		New Zealand (1.8%)
NZD	7,500	New Zealand Government Bond	3.00	04/20/29	5,225,011

6,000		New Zealand Government Bond	4.50		04/15/27	4,689,406
		Total New Zealand				9,914,417

		Peru (0.5%)
PEN	6,500	Peruvian Government International Bond, (Units) (l)	8.20		08/12/26	2,383,814

		Poland (1.9%)
PLN	38,000	Republic of Poland Government Bond	2.25		04/25/22	10,440,200

		Portugal (1.7%)
EUR	4,200	Portugal Obrigacoes do Tesouro OT (a)	2.125		10/17/28	5,087,422
3,000		Portugal Obrigacoes do Tesouro OT (a)	4.125		04/14/27	4,226,997
		Total Portugal				9,314,419

		Russia (1.3%)
RUB	300,000	Russian Federal Bond - OFZ	7.00		08/16/23	4,743,913
161,000		Russian Federal Bond - OFZ	7.05		01/19/28	2,491,420
		Total Russia				7,235,333

		South Africa (1.4%)
$1,090		Eskom Holdings SOC Ltd.	7.125		02/11/25	1,058,883
ZAR	20,000	Republic of South Africa Government Bond	9.00		01/31/40	1,460,526
73,000		South Africa Government Bond	8.00		01/31/30	5,165,140
		Total South Africa				7,684,549

		Ukraine (0.7%)
$800		Ukraine Government International Bond (a)	7.375		09/25/32	728,235
1,400		Ukraine Government International Bond	7.75		09/01/22	1,426,432
950		Ukraine Government International Bond	7.75		09/01/26	921,367
950		Ukraine Government International Bond	7.75		09/01/26	921,367
		Total Ukraine				3,997,401
		Total Sovereign (Cost $103,004,281)				100,829,281

		Agency Fixed Rate Mortgages (0.0%)
1		Federal Home Loan Mortgage Corporation, Gold Pool:	6.50		10/01/32	854
		Federal National Mortgage Association, Conventional Pools:
42			6.50		05/01/28–09/01/32	46,740
6			7.00		08/01/29–11/01/32	4,923
		Government National Mortgage Association, Various Pools:
13			7.50		07/20/25	14,264
45			8.00		02/15/22–05/15/30	50,157
		Total Agency Fixed Rate Mortgages (Cost $111,530)				116,938

		Asset-Backed Securities (14.3%)
1,366		ABFC Trust, 1 Month USD LIBOR + 1.05%	3.114	(m)	08/25/33	1,354,674
1,840		Accredited Mortgage Loan Trust, 1 Month USD LIBOR + 0.60%	2.664	(m)	04/25/34	1,779,860
650		American Credit Acceptance Receivables Trust (a)	5.02		12/10/24	648,484
1,500		American Homes 4 Rent Trust (a)	6.231		10/17/36	1,643,435
1,300		AMSR Trust, 1 Month USD LIBOR + 6.00% (a)	8.073	(m)	11/17/33	1,325,673
230		Asset-Backed Securities Corp. Home Equity Loan Trust, 1 Month USD LIBOR + 0.19%	2.254	(m)	03/25/36	223,015
527		Bayview Opportunity Master Fund Trust (a)	3.82		04/28/33	527,345
702		Bear Stearns Asset-Backed Securities I Trust, 1 Month USD LIBOR + 0.26%	2.324	(m)	10/25/36	639,669
371		Bear Stearns Asset-Backed Securities Trust, 1 Month USD LIBOR + 0.32%	2.384	(m)	01/25/47	370,658
827		Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (a)	2.486	(m)	10/20/40	792,540
972		CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (a)	3.486	(m)	03/20/43	972,501
800		Citigroup Mortgage Loan Trust, Inc., 1 Month USD LIBOR + 2.00% (a)	4.064	(m)	07/25/44	832,914

1,200	CLUB Credit Trust (a)	5.02		09/15/23	1,199,533
2,000	Colony American Homes, 1 Month USD LIBOR + 3.00% (a)	5.078	(m)	07/17/32	2,007,239
	Conn’s Receivables Funding LLC
1,600	(a)	4.52		11/15/20	1,611,373
1,100	(a)	5.95		11/15/22	1,116,095
1,031	Consumer Loan Underlying Bond Credit Trust (a)	5.21		07/15/25	1,026,360
1,794	CWABS Asset-Backed Certificates Trust, 1 Month USD LIBOR + 0.24%	2.304	(m)	10/25/46	1,698,742
1,200	DT Auto Owner Trust (a)	5.42		03/17/25	1,201,991
677	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.00% (a)	3.064	(m)	11/25/30	679,067
1,912	Equity One Mortgage Pass-Through Trust, 1 Month USD LIBOR + 0.48%	2.544	(m)	07/25/34	1,804,858
	Exeter Automobile Receivables Trust
600	(a)	5.43		08/15/24	599,756
950	(a)	6.40		07/17/23	980,551
1,550	Finance of America Structured Securities Trust (a)	6.00	(m)	11/25/27	1,511,079
500	Flagship Credit Auto Trust (a)	5.10		05/15/25	495,301
1,250	GLS Auto Receivables Trust (a)	5.02		01/15/25	1,237,522
2,172	GMAT Trust (a)	4.25		09/25/20	2,194,914
	GSAA Home Equity Trust
545		6.002		11/25/36	354,873
1,085		6.099		03/25/37	469,317
1,000	Home Partners of America Trust, 1 Month USD LIBOR + 3.78% (a)	5.853	(m)	10/17/33	1,007,606
450	InSite Issuer LLC (a)	6.414		11/15/46	447,187
	Invitation Homes Trust
900	1 Month USD LIBOR + 2.00% (a)	4.074	(m)	07/17/37	903,431
1,500	1 Month USD LIBOR + 2.25% (a)	4.323	(m)	12/17/36	1,518,402
800	1 Month USD LIBOR + 2.25% (a)	4.324	(m)	07/17/37	802,032
750	1 Month USD LIBOR + 3.00% (a)	5.073	(m)	12/17/36	762,179
419	MASTR Specialized Loan Trust, 1 Month USD LIBOR + 0.35% (a)	2.414	(m)	05/25/37	358,039
1,026	METAL LLC (Cayman Islands) (a)	4.581		10/15/42	1,032,658
	MFA LLC
981	(a)	3.875		05/25/48	982,464
1,000	(a)	4.164		07/25/48	1,000,000
1,542	MFA Trust (a)	3.352		11/25/47	1,528,293
700	Nationstar HECM Loan Trust (a)	5.06	(m)	07/25/28	700,000
685	Nationstar Home Equity Loan Trust, 1 Month USD LIBOR + 0.25%	2.314	(m)	04/25/37	684,955
750	New Residential Mortgage LLC (a)	4.69		05/25/23	752,516
	NRZ Excess Spread-Collateralized Notes
695	(a)	4.374		01/25/23	689,031
1,424	(a)	4.593		02/25/23	1,415,735
1,000	Oak Hill Advisors Residential Loan Trust (a)	4.875		07/25/57	994,737
2,843	Oakwood Mortgage Investors, Inc.	7.405	(m)	06/15/31	973,929
500	OnDeck Asset Securitization Trust LLC (a)	4.52		04/18/22	499,757
823	Option One Mortgage Loan Trust, 1 Month USD LIBOR + 0.795%	2.859	(m)	05/25/34	805,133
1,395	Ownit Mortgage Loan Trust, 1 Month USD LIBOR + 0.27%	2.334	(m)	03/25/37	1,315,818
560	PNMAC FMSR Issuer Trust, 1 Month USD LIBOR + 2.35% (a)	4.414	(m)	04/25/23	564,900
700	PNMAC GMSR Issuer Trust, 1 Month USD LIBOR + 4.00% (a)	6.064	(m)	08/25/23	702,294
1,225	Pretium Mortgage Credit Partners I LLC (a)	3.327	(m)	12/30/32	1,221,301
	Progress Residential Trust
900	(a)	4.38		03/17/35	895,385
800	(a)	4.836		12/17/34	800,766
1,000	(a)	5.35		08/17/34	1,017,319
900	1 Month USD LIBOR + 4.22% (a)	6.293	(m)	01/17/34	916,737

750	Prosper Marketplace Issuance Trust (a)	4.87		06/17/24	749,066
570	PRPM LLC (a)	3.75	(m)	04/25/23	567,415
526	RAMP Trust, 1 Month USD LIBOR + 0.32%	2.384	(m)	11/25/35	490,820
993	RCO V Mortgage LLC (a)	4.00		05/25/23	995,340
735	RMAT LP (a)	4.09		05/25/48	735,039
	Skopos Auto Receivables Trust
1,600	(a)	4.77		04/17/23	1,591,811
1,348	(a)	5.43		12/15/23	1,350,812
27	Stanwich Mortgage Loan Co., LLC (a)	3.598		03/16/22	27,302
1,137	Stanwich Mortgage Loan Trust (a)	4.016		05/16/23	1,136,870
790	Start Ltd. (Bermuda) (a)	4.089		05/15/43	784,353
	Tricon American Homes Trust
1,000	(a)	4.216		01/17/36	981,598
1,142	(a)	5.104		01/17/36	1,151,582
700	(a)	5.151		09/17/34	706,448
1,334	Truman Capital Mortgage Loan Trust, 1 Month USD LIBOR + 0.26% (a)	2.324	(m)	03/25/36	1,312,499
1,000	United Auto Credit Securitization Trust (a)	4.26		05/10/23	999,912
	Upstart Securitization Trust
1,100	(a)	5.59		03/20/25	1,115,063
800	(a)	6.35		06/20/24	818,210
1,300	Veros Automobile Receivables Trust (a)	3.98		04/17/23	1,280,972
704	VOLT LXII LLC (a)	3.125		09/25/47	699,086
1,453	VOLT LXIV LLC (a)	3.375		10/25/47	1,448,459
1,250	VOLT LXV LLC (a)	3.75		04/25/48	1,250,279
1,246	VOLT LXVI (a)	4.336		05/25/48	1,247,448
16	VOLT NPL X LLC (a)	4.75		10/26/54	16,115
178	VOLT XL LLC (a)	4.375		11/27/45	178,314
	Total Asset-Backed Securities (Cost $77,584,908)				78,226,756

	Collateralized Mortgage Obligations - Agency Collateral Series (0.5%)
	Federal Home Loan Mortgage Corporation
532	1 Month USD LIBOR + 5.05%	7.14	(m)	07/25/23	553,857
489	1 Month USD LIBOR + 5.25% (a)	7.34	(m)	07/25/26	511,423
	IO
12,000		1.705	(m)	01/25/41	795,336
	Federal National Mortgage Association,
	IO REMIC
1,752		1.221	(m)	03/25/44	82,493
2,488		1.466	(m)	10/25/39	106,359
672	6.55% - 1 Month USD LIBOR	4.486	(m)	08/25/41	92,011
1,994	Government National Mortgage Association, IO, 6.25% - 1 Month USD LIBOR	4.164	(m)	12/20/42	286,921
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $2,145,173)				2,428,400

	Commercial Mortgage-Backed Securities (3.2%)
633	BAMLL Commercial Mortgage Securities Trust, 5.50% - 1 Month USD LIBOR (a)	4.057	(m)	12/15/31	612,895
1,000	BBCMS Trust, 1 Month USD LIBOR + 3.75% (a)	5.822	(m)	08/15/27	1,004,069
	COMM Mortgage Trust
225	(a)	4.068	(m)	03/10/46	209,154
139	(a)	4.732	(m)	07/15/47	123,058
473	(a)	4.738	(m)	11/10/46	428,676
1,800	1 Month USD LIBOR + 3.25% (a)	5.347	(m)	02/13/32	1,826,061
	Commercial Mortgage Pass-Through Certificates
335	(a)	4.572	(m)	02/10/47	317,558
	IO
4,499		0.729	(m)	02/10/47	105,900
850	Commercial Mortgage Trust (a)	6.388	(m)	06/10/36	854,258
1,638	COOF Securitization Trust, IO (a)	3.214	(m)	10/25/40	156,939
15,008	COOF Securitization Trust II, IO (a)	2.47	(m)	08/25/41	1,089,462
31,675	GS Mortgage Securities Corp. II, IO (a)	0.457	(m)	10/10/32	598,024

	1,500	GS Mortgage Securities Trust (a)	4.509	(m)	11/10/47	1,286,978
	443	InTown Hotel Portfolio Trust, 1 Month USD LIBOR + 2.05% (a)	4.122	(m)	01/15/33	446,047
		JP Morgan Chase Commercial Mortgage Securities Trust
	1,000	1 Month USD LIBOR + 3.25% (a)	5.322	(m)	11/15/31	1,003,266
	800	1 Month USD LIBOR + 3.75% (a)	5.822	(m)	11/15/31	802,758
	478	(a)	6.233	(m)	02/12/51	486,762
		IO
	6,234		1.083	(m)	07/15/47	204,807
		JPMBB Commercial Mortgage Securities Trust
	600	(a)	3.843	(m)	02/15/48	528,251
	136	(a)	3.953	(m)	09/15/47	118,222
	405	(a)	4.659	(m)	04/15/47	358,283
		IO
	3,756		1.035	(m)	08/15/47	177,874
		KGS-Alpha SBA COOF Trust,
		IO
	2,743	(a)	2.475	(m)	07/25/41	310,531
	1,962	(a)	2.898	(m)	04/25/40	159,993
EUR	1,200	Taurus Ltd., 3 Month EURIBOR + 4.50% (Germany)	4.40	(m)	02/01/26	1,409,657
		Wells Fargo Commercial Mortgage Trust
	$175	(a)	3.938		08/15/50	143,180
	900	(a)	4.364	(m)	04/15/50	736,588
	803	WFCG Commercial Mortgage Trust, 1 Month USD LIBOR + 3.141% (a)	5.212	(m)	11/15/29	804,238
		WFRBS Commercial Mortgage Trust
	108	(a)	3.692		11/15/47	76,496
	419	(a)	3.992	(m)	10/15/57	366,505
	250	(a)	4.138	(m)	05/15/45	231,437
	541	(a)	5.03	(m)	09/15/46	504,248
		Total Commercial Mortgage-Backed Securities (Cost $17,327,017)				17,482,175

		Mortgages - Other (11.1%)
		Aggregator of Loans Backed by Assets PLC
GBP	400	1 Month GBP LIBOR + 2.10%	2.725	(m)	04/24/49	524,204
	1,000	1 Month GBP LIBOR + 2.70%	3.325	(m)	04/24/49	1,312,762
		Alternative Loan Trust
	$182	1 Month USD LIBOR + 0.18%	2.244	(m)	05/25/47	177,110
	450	1 Month USD LIBOR + 0.50%	2.564	(m)	10/25/35	376,590
	190		2.962	(m)	10/25/35	161,944
	372		3.358	(m)	05/25/36	300,278
	146		3.758	(m)	08/25/35	137,146
	34		5.50		02/25/36	30,181
	516		6.00		04/25/36	398,022
	255		6.00		07/25/37	230,067
		PAC
	26		5.50		02/25/36	23,196
	74		6.00		04/25/36	62,325
		American Home Mortgage Investment Trust
	235	(a)	6.60		01/25/37	108,574
		IO
	2,918		2.078		05/25/47	417,652
	189	Banc of America Alternative Loan Trust, 1 Month USD LIBOR + 0.65%	2.714	(m)	07/25/46	143,752
		Banc of America Funding Trust
	200		5.25		07/25/37	197,584
	98		6.00		07/25/37	85,519
		BCAP LLC Trust
	511	1 Month USD LIBOR + 0.18% (a)	2.271	(m)	07/26/35	486,291
	195	(a)	3.66	(m)	03/26/37	170,785
	580	Bear Stearns Structured Products, Inc. Trust	3.729	(m)	01/26/36	522,220

		Bear Stearns Trust
	476		3.487	(m)	05/25/36	441,047
	113		3.842	(m)	05/25/47	100,958
	146	Chase Mortgage Finance Trust, 1 Month USD LIBOR + 0.60%	2.664	(m)	02/25/37	89,700
	101	ChaseFlex Trust	6.50		02/25/35	104,684
		CHL Mortgage Pass-Through Trust
	677		3.607	(m)	02/19/34	685,350
	509		3.837	(m)	09/25/34	468,058
	344		5.50		05/25/34	350,877
	1,242	CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	1,156,507
	193	Citigroup Mortgage Loan Trust	4.008	(m)	11/25/36	183,039
		CSFB Mortgage-Backed Pass-Through Certificates
	750		6.50		12/25/33	797,542
	551		7.50		10/25/32	567,283
		CSMC Mortgage-Backed Trust
	993		5.587	(m)	04/25/37	471,501
	1,967		6.50		05/25/36	1,012,834
EUR	700	E-Mac de, 3 Month EURIBOR + 0.21% (Germany)	3.427	(m)	05/25/57	761,314
	637	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.479	(m)	04/17/41	711,048
	1,324	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Eurozone)	0.00	(m)	08/02/50	1,348,633
GBP	933	Eurosail PLC, 3 Month GBP LIBOR + 0.95% (United Kingdom)	1.577	(m)	06/13/45	1,164,308
	611	Farringdon Mortgages No. 2 PLC, 3 Month GBP LIBOR + 1.50% (United Kingdom)	2.253	(m)	07/15/47	788,961
		Federal Home Loan Mortgage Corporation
	$720	1 Month USD LIBOR + 3.75%	5.814	(m)	09/25/24	824,559
	396	1 Month USD LIBOR + 4.00%	6.064	(m)	08/25/24	433,766
	54	First Horizon Alternative Mortgage Securities Trust	6.00		08/25/36	44,601
		GreenPoint Mortgage Funding Trust
	412	1 Month USD LIBOR + 0.16%	2.224	(m)	02/25/37	406,776
	234	1 Month USD LIBOR + 0.58%	2.644	(m)	02/25/36	226,131
EUR	1,412	Grifonas Finance PLC, 6 Month EURIBOR + 0.28% (Greece)	0.009	(m)	08/28/39	1,485,748
		GSR Mortgage Loan Trust
	$1,284		3.865	(m)	12/25/34	1,268,018
	30		3.866	(m)	05/25/35	29,651
	201		3.882	(m)	03/25/37	182,159
	684	HarborView Mortgage Loan Trust	3.943	(m)	05/19/33	691,976
		Hipocat 11 FTA
EUR	935	3 Month EURIBOR + 0.16%	0.00	(m)	01/15/50	1,021,992
	848	3 Month EURIBOR + 0.13%	0.00	(m)	01/15/50	926,944
		Impac CMB Trust
	$122	1 Month USD LIBOR + 0.75%	2.814	(m)	04/25/35	96,315
	501	1 Month USD LIBOR + 0.78%	2.844	(m)	10/25/35	474,515
		JP Morgan Alternative Loan Trust
	270		6.00		12/25/35	263,598
	73		6.00		08/25/36	73,017
		Lehman Mortgage Trust
	39		5.50		11/25/35	37,613
	140		5.50		02/25/36	139,957
	137		5.50		02/25/36	118,899
	512		6.50		09/25/37	379,450
	886	Lehman XS Trust, 1 Month USD LIBOR + 0.22%	2.284	(m)	06/25/47	803,274
		Ludgate Funding PLC
EUR	1,383	3 Month EURIBOR + 0.42%	0.099	(m)	12/01/60	1,438,955
	1,108	3 Month EURIBOR + 0.85%	0.526	(m)	01/01/61	1,198,597
	$1,013	Luminent Mortgage Trust, 1 Month USD LIBOR + 0.23%	2.294	(m)	05/25/37	930,788

EUR	956	Lusitano Mortgages No. 5 PLC, 3 Month EURIBOR + 0.26% (Portugal)	0.00	(m)	07/15/59	1,048,366
		Magnolia Finance XI DAC
	1,630	3 Month EURIBOR + 2.75% (a)	2.75	(m)	04/20/20	1,900,839
		IO
	1,631	(a)	0.25		04/20/20	3,814
		Mansard Mortgages PLC
GBP	673	3 Month GBP LIBOR + 1.10%	1.853	(m)	10/15/48	853,712
	700	3 Month GBP LIBOR + 2.00%	2.631	(m)	12/15/49	930,785
		MASTR Adjustable Rate Mortgages Trust
	$544	(a)	3.775	(m)	11/25/35	450,348
	490		3.86	(m)	02/25/36	476,823
		MASTR Alternative Loan Trust
	1,357		5.50		02/25/35	1,434,623
	1,378		6.00		05/25/33	1,430,448
	75	MASTR Asset Securitization Trust, 1 Month USD LIBOR + 6.00%	6.00	(m)	06/25/36	72,854
	2,133	Merrill Lynch Mortgage Investors Trust, IO (a)	1.463	(m)	02/25/36	142,439
	519	MortgageIT Trust, 1 Month USD LIBOR + 0.45%	2.514	(m)	10/25/35	513,813
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	256	1 Month USD LIBOR + 0.06%	2.124	(m)	10/25/36	211,511
	893		4.354	(m)	06/25/36	796,242
	2,251		5.755	(m)	06/25/36	1,203,542
GBP	1,000	Oncilla Mortgage Funding PLC, 3 Month GBP LIBOR + 1.90% (United Kingdom)	2.529	(m)	12/12/43	1,318,173
	1,000	Paragon Mortgages No. 13 PLC, 3 Month GBP LIBOR + 0.80% (United Kingdom)	1.537	(m)	01/15/39	1,251,998
	$500	PNMAC GMSR Issuer Trust, 1 Month USD LIBOR + 2.85% (a)	4.914	(m)	02/25/23	506,461
		RALI Trust
	132		6.00		04/25/36	121,172
	177		6.00		08/25/36	162,922
	274		6.00		11/25/36	245,722
	510		6.00		11/25/36	457,100
	55		6.00		01/25/37	50,895
		PAC
	72		6.00		04/25/36	66,515
		Reperforming Loan REMIC Trust
	381	(a)	6.50		03/25/35	383,968
	488	(a)	7.50		11/25/34	493,385
	878	Residential Asset Securitization Trust	6.00		05/25/36	859,291
		ResLoC UK PLC
EUR	996	3 Month EURIBOR + 0.45%	0.129	(m)	12/15/43	1,036,957
GBP	708	3 Month GBP LIBOR + 0.22%	0.851	(m)	12/15/43	871,546
	$817	RFMSI Series Trust	6.00		07/25/36	797,899
GBP	848	RMAC Securities No. 1 PLC, 3 Month GBP LIBOR + 0.47% (United Kingdom)	1.099	(m)	06/12/44	1,038,255
	$439	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.62%	2.706	(m)	07/20/33	422,500
	203	STARM Mortgage Loan Trust	3.917	(m)	10/25/37	191,895
		Structured Adjustable Rate Mortgage Loan Trust
	679		2.561	(m)	11/25/34	613,853
	122		3.936	(m)	06/25/37	121,639
	1,322	Structured Asset Mortgage Investments II Trust	2.254	(m)	04/19/35	1,261,704
	2,005	Structured Asset Securities Corp., IO (a)	2.639	(m)	07/25/35	156,964
	1,741	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (a)	3.914	(m)	05/25/47	1,499,568
	2,140	TBW Mortgage-Backed Trust	6.50		07/25/36	1,440,428
EUR	1,500	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(m)	12/28/50	1,530,117
GBP	800	Trinity Square PLC, 3 Month GBP LIBOR + 3.40% (United Kingdom)	4.153	(m)	07/15/51	1,086,957

	$558	Wells Fargo Alternative Loan Trust	4.432	(m)	07/25/37	554,722
		Total Mortgages - Other (Cost $57,732,574)				60,579,910

		U.S. Treasury Security (0.9%)
	4,700	U.S. Treasury Bond (Cost $4,821,542)	3.125		05/15/48	4,739,014

		Variable Rate Senior Loan Interests (4.4%)
	1,387	Albertsons, LLC, Term B4, 1 Month LIBOR + 2.75%	4.827		08/25/21	1,383,279
	1,239	Associated Asphalt Partners LLC, Term B, 1 Month LIBOR + 5.25%	7.327		04/05/24	1,213,953
	1,433	BJ’s Wholesale Club, Inc., Term B, 1 Month LIBOR + 3.75%	5.597		02/03/24	1,437,398
	1,350	Calpine Corp., Term B6, 3 Month LIBOR + 2.50%	(n)		01/15/23	1,353,146
	995	Chassix, Inc., Term B, 6 Month LIBOR + 5.50%	9.50		11/15/23	1,006,194
	1,316	Commercial Vehicle Group, Inc., Term B, 1 Month LIBOR + 6.00%	8.077		04/12/23	1,326,122
	1,474	Gruden Acquisition, Inc., Term Loan, 3 Month LIBOR + 5.50%	7.834		08/18/22	1,485,300
	950	Kemet Electronic Corp., Term B, 1 Month LIBOR + 6.00%	8.077		04/28/24	964,250
	1,244	Michael Baker International LLC, Term B, 1 Month LIBOR + 4.50%	6.564		11/21/22	1,248,414
	696	Monitronics International, Inc., Term B2, 3 Month LIBOR + 5.50%	7.834		09/30/22	653,798
	1,244	Navistar, Inc., Term B, 1 Month LIBOR + 3.50%	5.60		11/06/24	1,246,859
	727	Neiman Marcus Group Ltd., LLC, Term Loan, 1 Month LIBOR + 3.25%	5.336		10/25/20	644,018
	694	Office Depot, Inc., Term B, 3 Month LIBOR + 7.00%	9.341		11/08/22	712,454
	1,244	Party City Holdings, Inc., Term B, 1 Month LIBOR + 2.75%	6.75		08/19/22	1,245,835
	900	Pisces Midco, Inc., Term Loan, 3 Month LIBOR + 3.75%	6.087		04/12/25	902,961
	748	Rackspace Hosting, Inc., Term B, 3 Month LIBOR + 3.00%	5.363		11/03/23	745,541
	333	SAExploration Holdings, Inc., Term Loan (h)	11.50		01/02/20	313,500
	773	Scientific Games International, Inc., Term B5, 1 Month LIBOR + 2.75%	4.827		08/14/24	774,512
	550	Shape Technologies Group, Inc., Term Loan, 1 Month LIBOR + 3.00%	5.499		04/20/25	551,031
	1,244	Surgery Center Holdings, Inc., Term B, 1 Month LIBOR + 3.25%	5.33		08/31/24	1,245,936
	643	syncreon Global Finance, Inc., Term B, 3 Month LIBOR + 4.25% (Netherlands)	6.327		10/28/20	606,376
	798	Titan Acquisition Ltd., Term B, 2 Month LIBOR + 3.00% (United Kingdom)	5.076		03/28/25	785,974
	1,197	Wells Enterprises, Inc., Term B, 3 Month LIBOR + 2.75%	4.844		03/29/25	1,206,726
	1,244	Windstream Services LLC, Term B6, 1 Month LIBOR + 4.00%	6.08		03/30/21	1,174,647
		Total Variable Rate Senior Loan Interests (Cost $24,105,826)				24,228,224

		Short-Term Investments (11.1%)
		Sovereign (0.8%)
		Egypt
EGP	9,450	Egypt Treasury Bills (o)	16.61		04/16/19	468,721
	46,550	Egypt Treasury Bills (o)	16.62		04/16/19	2,308,885
	27,000	Egypt Treasury Bills (o)	19.30		03/26/19	1,353,589
		Total Sovereign (Cost $4,189,425)				4,131,195

		U.S. Treasury Securities (1.1%)
		U.S. Treasury Bills
	$130	(o)(p)	2.013		11/01/18	129,337

5,900	(o)(p)	2.022	11/01/18	5,869,920
Total U.S. Treasury Securities (Cost $5,999,491)	5,999,257

NUMBER OF SHARES (000)
Securities held as Collateral on Loaned Securities (1.7%)
Investment Company (1.7%)
9,484	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (q) (Cost $9,484,153)	9,484,153

Investment Company (7.5%)
41,159	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (q) (Cost $41,159,256)	41,159,256
Total Short-Term Investments (Cost $60,832,325)	60,773,861

Total Investments (Cost $558,705,850) (r)(s)(t)	102.0%	557,510,164
Liabilities in Excess of Other Assets	(2.0)	(10,696,806)
Net Assets	100.0%	$546,813,358

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of July 31, 2018.

(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at July 31, 2018, were $10,301,005 and $10,529,545, respectively. The Fund received cash collateral of $9,484,153, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $1,045,392 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	Capital appreciation bond.
(e)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Issuer in bankruptcy.
(g)	Non-income producing security; bond in default.
(h)	Illiquid security.
(i)	Acquired through exchange offer.
(j)

At July 31, 2018, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(k)	When-issued security.
(l)	Consists of one or more classes of securities traded together as a unit.
(m)

Floating or Variable rate securities: The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(n)	Unsettled Position. The contract rate does not take effect until settlement date.
(o)	Rate shown is the yield to maturity at July 31, 2018.
(p)	All or a portion of the security was pledged to cover margin requirements for swap agreements.

(q)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2018, advisory fees paid were reduced by $34,930 relating to the Fund’s investment in the Liquidity Funds.

(r)	Securities are available for collateral in connection with purchase of a when-issued security, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(s)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2018, the Fund did not engage in any cross-trade transactions.

(t)

At July 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $14,886,913 and the aggregate gross unrealized depreciation is $16,577,429, resulting in net unrealized depreciation of $1,690,516.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at July 31, 2018:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank NA	EGP	24,100,000		$1,328,190	08/09/18	$(17,684)
Bank of America NA	EUR	363,240		$427,629	10/03/18	919
Bank of America NA	EUR	364,022		$428,549	10/03/18	921
Bank of America NA	EUR	1,529,407		$1,799,020	10/03/18	2,377
Bank of America NA	EUR	220,000		$258,269	10/03/18	(172)
Bank of America NA	EUR	93,755		$110,064	10/03/18	(73)
Bank of America NA	ZAR	12,644,857		$951,391	10/03/18	(1,299)
Barclays Bank PLC	EUR	123,757		$145,165	10/03/18	(217)
Barclays Bank PLC	NZD	22,424,934		$15,331,665	10/03/18	47,646
Barclays Bank PLC		$17,962	CAD	23,465	10/03/18	95
BNP Paribas SA	EUR	93,530		$110,088	10/03/18	215
BNP Paribas SA	ZAR	77,402,407		$5,679,743	10/03/18	(151,918)
Citibank NA	MXN	202,469,629		$10,474,752	10/03/18	(279,575)
Citibank NA	PLN	38,132,733		$10,295,848	10/03/18	(147,538)
Citibank NA	SEK	13,461,536		$1,553,045	10/03/18	14,897
Citibank NA		$1,217,802	HUF	331,932,702	10/03/18	(2,808)
Goldman Sachs International	EUR	744,041		$872,163	10/03/18	(1,885)
JPMorgan Chase Bank NA	AUD	10,739,682		$7,976,330	10/03/18	(4,488)
JPMorgan Chase Bank NA	BRL	4,637,889		$1,172,042	10/03/18	(55,581)
JPMorgan Chase Bank NA	BRL	6,357,491		$1,700,864	10/03/18	18,071
JPMorgan Chase Bank NA	EUR	158,763		$187,695	10/03/18	1,191
JPMorgan Chase Bank NA	IDR	105,746,036,780		$7,236,931	10/03/18	(42,013)
JPMorgan Chase Bank NA	NOK	41,870,000		$5,155,257	10/03/18	9,610
JPMorgan Chase Bank NA	RUB	291,782,000		$4,585,900	10/03/18	(54,162)
JPMorgan Chase Bank NA		$4,871,235	AUD	6,594,000	10/03/18	28,865
JPMorgan Chase Bank NA		$61,111	BRL	239,163	10/03/18	2,194
JPMorgan Chase Bank NA		$5,254,898	NOK	42,090,000	10/03/18	(82,213)
JPMorgan Chase Bank NA		$2,678,158	ZAR	36,202,000	10/03/18	49,377
Royal Bank of Canada	CAD	23,465		$17,938	10/03/18	(120)
Royal Bank of Canada	GBP	13,116,991		$17,461,732	10/03/18	200,168
Royal Bank of Canada	HUF	734,478,130		$2,682,785	10/03/18	(5,672)
Royal Bank of Canada		$244,795	EUR	208,803	10/03/18	493
Royal Bank of Canada		$25,227	GBP	19,049	10/03/18	(160)
Royal Bank of Canada		$196,343	HUF	54,549,330	10/03/18	3,327
UBS AG	EUR	67,548,131		$79,806,428	10/03/18	455,479
UBS AG	EUR	24,320		$28,654	10/03/18	85
UBS AG	EUR	205,522		$242,150	10/03/18	717
UBS AG		$864,055	EUR	739,914	10/03/18	5,145
UBS AG		$26,822	GBP	20,528	10/03/18	192
UBS AG		$7,400	GBP	5,616	10/03/18	(10)
Bank of America NA		$1,454,974	JPY	159,836,000	10/04/18	(19,385)
						$(24,989)

Futures Contracts:

The Fund had the following futures contracts open at July 31, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Appreciation (Depreciation)
Long:
Australian 10 yr. Bond	175	Sep-18	17,500	$16,799,241	$200,282
U.S. Treasury 10 yr. Ultra Long Bond	81	Sep-18	8,100	10,295,860	(88,484)
German Euro Bund	18	Sep-18	1,800	3,400,984	(2,608)
U.S. Treasury Ultra Bond	17	Sep-18	1,700	2,667,406	(12,875)
UK Long Gilt Bond	2	Sep-18	200	322,047	(3,597)
U.S. Treasury 30 yr. Bond	1	Sep-18	100	142,969	(94)
Short:
German Euro OAT	42	Sep-18	(4,200)	(7,550,095)	(85,456)
U.S. Treasury 10 yr. Note	248	Sep-18	(24,800)	(29,616,625)	(4,469)
U.S. Treasury 5 yr. Note	415	Sep-18	(41,500)	(46,946,875)	14,851
U.S. Treasury 2 yr. Note	251	Sep-18	(50,200)	(53,055,125)	61,672
					$79,222

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at July 31, 2018:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation †	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value	Upfront Payment Received	Unrealized Depreciation
Credit Suisse International CMBX.NA.BBB.60	NR	Sell	3.00%	Monthly	5/11/63	$96	$(10,522)	$(3,626)	$(6,896)
Credit Suisse International CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	1,500	(164,395)	(100,239)	(64,156)
Credit Suisse International CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	3,000	(328,790)	(203,132)	(125,658)
Goldman Sachs International CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	2,431	(266,429)	(94,508)	(171,921)
Morgan Stanley & Co., LLC* CDX.NA.HY.30	NR	Buy	5.00	Quarterly	6/20/23	19,625	(1,505,622)	(1,247,332)	(258,290)
							$(2,275,758)	$(1,648,837)	$(626,921)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at July 31, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/Received	Maturity Date	Notional Amount (000)	Value	Upfront Payment Paid	Unrealized Appreciation
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	3.02%	Semi-Annual/ Quarterly	6/22/28	$25,000	$77,858	$—	$77,858

†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR	Not rated.
LIBOR	London Interbank Offered Rate.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).

Currency Abbreviations:

AUD	Australian Dollar.
BRL	Brazilian Real.

CAD	Canadian Dollar.
EGP	Egyptian Pound.
EUR	Euro.
GBP	British Pound.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
JPY	Japanese Yen.
MXN	Mexican Peso.
NOK	Norwegian Krone.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RUB	Russian Ruble.
SEK	Swedish Krona.
USD	United States Dollar.
ZAR	South African Rand.

PORTFOLIO COMPOSITION** as of 07/31/18	Percentage of Total Investments
Corporate Bonds	38.0%
Sovereign	18.4
Asset-Backed Securities	14.3
Mortgages - Other	11.0
Short-Term Investments	9.4
Variable Rate Senior Loan Interests	4.4
Commercial Mortgage-Backed Securities	3.2
U.S. Treasury Security	0.9
Collateralized Mortgage Obligations - Agency Collateral Series	0.4
Agency Fixed Rate Mortgages	0.0	***
	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of July 31, 2018.
***	Amount is less than 0.05%.
****

Does not include open long/short futures contracts with a value of $170,797,227 and net unrealized appreciation of $79,222. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $24,989 and does not include open swap agreements with net unrealized depreciation of $549,063.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments • July 31, 2018 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$208,105,605	$—	†	$208,105,605	†
Sovereign	—	100,829,281	—		100,829,281
Agency Fixed Rate Mortgages	—	116,938	—		116,938
Asset-Backed Securities	—	78,226,756	—		78,226,756
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,428,400	—		2,428,400
Commercial Mortgage-Backed Securities	—	17,482,175	—		17,482,175
Mortgages - Other	—	60,579,910	—		60,579,910
U.S. Treasury Security	—	4,739,014	—		4,739,014
Variable Rate Senior Loan Interests	—	24,228,224	—		24,228,224
Total Fixed Income Securities	—	496,736,303	—	†	496,736,303	†
Short-Term Investments
Sovereign	—	4,131,195	—		4,131,195
U.S. Treasury Securities	—	5,999,257	—		5,999,257
Investment Company	50,643,409	—	—		50,643,409
Total Short-Term Investments	50,643,409	10,130,452	—		60,773,861
Foreign Currency Forward Exchange Contracts	—	841,984	—		841,984
Futures Contracts	276,805	—	—		276,805
Interest Rate Swap Agreement	—	77,858	—		77,858
Total Assets	50,920,214	507,786,597	—	†	558,706,811	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(866,973)	—		(866,973)
Futures Contracts	(197,583)	—	—		(197,583)
Credit Default Swap Agreements	—	(626,921)	—		(626,921)
Total Liabilities	(197,583)	(1,493,894)	—		(1,691,477)
Total	$50,722,631	$506,292,703	$—	†	$557,015,334	†

†                                         Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2018, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2018	$—	†

†                                         Includes one security which is valued at zero.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 18, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2018